SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options, stock appreciation rights ('SARs'), and restricted share units. The LTIP allows the Board of Directors to grant stock options, SARs, dilutive restricted share units ("Treasury RSUs"), and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 13,797,851. As at December 31, 2023, 2,105,337 common shares remained authorized for future issuance under this plan.

The exercise price payable for each common share covered by a stock option or SARs is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Most stock options vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date. Stock options granted in fiscal 2020 all vested on the third anniversary of the grant date, subject to performance vesting conditions in some cases. SARs granted in fiscal 2020 vested on the third anniversary of the grant date, and were subject to performance vesting conditions, with the result that 75% of the SARs vested and 25% were forfeited. No stock options or SARs have been granted since fiscal 2020.

Holders of Treasury RSUs and non-Treasury RSUs are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.

(a)    Stock options:
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, January 2, 2022	1,236	$36.85
Changes in outstanding stock options:
Exercised	(490)	37.35
Stock options outstanding, January 1, 2023	746	36.52
Changes in outstanding stock options:
Exercised	(463)	33.01
Stock options outstanding, December 31, 2023	283	$42.27

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 2, 2022	1,988	$27.21
Changes in outstanding stock options:
Granted	—	—
Stock options outstanding, January 1, 2023	1,988	27.21
Changes in outstanding stock options:
Forfeited	(213)	30.00
Exercised	(1,591)	26.62
Stock options outstanding, December 31, 2023	184	$29.01
16. SHARE-BASED COMPENSATION (continued):

(a)    Stock options (continued):
As at December 31, 2023, 282,737 outstanding options issued in Canadian dollars to be exercised on the TSX were exercisable at the weighted average exercise price of CA$42.27 (January 1, 2023 - 745,902 options at CA$36.52), and 184,664 outstanding options issued in U.S. dollars and to be exercised on the NYSE, were exercisable at the weighted average exercise price of US$29.01 (January 1, 2023 - 601,186 options at US$29.01).
For stock options exercised during fiscal 2023, the weighted average share price at the date of exercise on the TSX was CA$40.72 (2022 - CA$39.02), and the weighted average share price at the date of exercise on the NYSE was US$33.06 (2022 - nil).

The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2023:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	2	283
US$29.01	184	1	184
	467		467

The compensation expense related to stock options included in operating income for fiscal 2023 was $2.1 million (2022 - $2.5 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.

(b)    Stock appreciation rights ("SARs"):
As at December 31, 2023, nil SARs remained outstanding (2022 - 824,406). During fiscal 2023, 618,304 SARs vested and settled through the delivery of shares and 206,102 SARs were forfeited. The compensation expense related to SARs included in operating income for fiscal 2023 was $1.4 million (2022 - $1.5 million), and the counterpart has been recorded as contributed surplus.
16. SHARE-BASED COMPENSATION (continued):

(c)    Restricted share units:
A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a four to five-year period.

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 2, 2022	23	$32.55
Changes in outstanding Treasury RSUs:
Granted	48	34.67
Granted for dividends declared	2	30.48
Treasury RSUs outstanding, January 1, 2023	73	33.91
Changes in outstanding Treasury RSUs:
Granted	3	29.12
Granted for dividends declared	2	30.98
Forfeited	(17)	29.95
Treasury RSUs outstanding, December 31, 2023	61	$34.69

As at December 31, 2023 and January 1, 2023, none of the outstanding Treasury RSUs vested.

The compensation expense related to Treasury RSUs included in operating income for fiscal 2023 was an expense of $0.4 million (2022 - $0.4 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
16. SHARE-BASED COMPENSATION (continued):

(c)    Restricted share units (continued):
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 2, 2022	1,946	$29.50
Changes in outstanding non-Treasury RSUs:
Granted	672	38.28
Granted for dividends declared	47	30.79
Settled - common shares	(229)	30.69
Settled - payment of withholding taxes	(146)	31.30
Forfeited	(201)	34.40
Non-Treasury RSUs outstanding, January 1, 2023	2,089	31.63
Changes in outstanding non-Treasury RSUs:
Granted	845	32.12
Additional units for vested performance conditions	493	27.36
Granted for dividends declared	53	31.09
Settled - common shares	(810)	27.08
Settled - payment of withholding taxes	(524)	27.65
Forfeited	(630)	34.12
Non-Treasury RSUs outstanding, December 31, 2023	1,516	$33.26

Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis.

The outstanding non-Treasury RSUs awarded to executive officers prior to fiscal 2022 have vesting conditions that are dependent upon the attainment of strategic performance objectives which are set based on the Company’s long-term strategic plan. The outstanding non-Treasury RSUs awarded to executive officers in fiscal 2022 have vesting conditions that are dependent upon the financial performance and share price of the Company relative to a benchmark group of North American publicly listed companies. In addition, up to two times the actual number of non-Treasury RSUs awarded can vest if exceptional financial performance is achieved. As at December 31, 2023 and January 1, 2023, none of the outstanding non-Treasury RSUs were vested.

The compensation cost related to non-Treasury RSUs included in operating income for fiscal 2023 was an expense of $22.9 million (2022 - $27.8 million), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital.
16. SHARE-BASED COMPENSATION (continued):

(d)    Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. Holders of deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at December 31, 2023, there were 410,646 (January 1, 2023 - 385,403) DSUs outstanding at a value of $13.6 million (January 1, 2023 - $10.6 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $33.06 (January 1, 2023 - $27.40). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2023 was $2.0 million (2022 - $2.5 million).

Changes in outstanding DSUs were as follows:

	2023	2022

DSUs outstanding, beginning of fiscal year	385	313
Granted	80	82
Granted for dividends declared	10	7
Redeemed	(64)	(17)
DSUs outstanding, end of fiscal year	411	385

(e)    Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase common shares of the Company at a price of 90% of the then current share price as defined in the plans from Treasury. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at December 31, 2023, 4,377,663 common shares remained authorized for future issuance under the plans. Included as compensation costs in selling, general and administrative expenses is $0.2 million (2022 - $0.1 million) relating to the employee share purchase plans.